Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05/31/2011	PAGE 1

A.	DATES					Begin	End	# days
1	Payment Date						6/15/2011
2	Collection Period					4/9/2011	5/31/2011	53
3	Monthly Interest Period-Actual					5/5/2011	6/14/2011	41
4	Monthly Interest - Scheduled					5/5/2011	6/14/2011	40

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	99,210,000.00	—	—	23,252,258.76	75,957,741.24	0.7656259
6	Class A-2 Notes	249,050,000.00	249,050,000.00	—	—	0.00	249,050,000.00	1.0000000
7	Class A-3 Notes	249,450,000.00	249,450,000.00	—	—	0.00	249,450,000.00	1.0000000
8	Class A-4 Notes	86,660,000.00	86,660,000.00	—	—	0.00	86,660,000.00	1.0000000
9	Total Class A Notes	684,370,000.00	684,370,000.00	0.00	0.00	23,252,258.76	661,117,741.24
10	Class B Notes	32,390,000.00	32,390,000.00	—	—	0.00	32,390,000.00	1.0000000

11	Total Notes	$716,760,000.00	716,760,000.00	$0.00	$0.00	$23,252,258.76	693,507,741.24

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	12,177,720.75				17,010,600.16
14	Total Overcollateralization	93,170,800.83	93,170,800.83				98,003,680.24
15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				105,291,004.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.30137%	34,051.55	0.3432270	23,252,258.76	234.3741433	0.00
17	Class A-2 Notes	0.81000%	224,145.00	0.9000000	0.00	0.0000000	0.00
18	Class A-3 Notes	1.49000%	412,978.33	1.6555555	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	171,394.22	1.9777778	0.00	0.0000000	0.00
20	Total Class A Notes		842,569.10	1.2311602	23,252,258.76	33.9761514	0.00
21	Class B Notes	2.10000%	75,576.67	2.3333334	0.00	0.0000000	0.00

22	Totals		918,145.77	1.2809668	23,252,258.76	32.4407874	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	728,937,721.00				712,360,279.33

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		4.00%	4.00%
25	Aggregate Securitization Value		809,930,800.83	791,511,421.48
26	Aggregate Base Residual Value (Not Discounted)		537,958,155.81	534,931,183.84
			Units	Securitization Value
27	Securitization Value — Beginning of Period		40,451	809,930,800.83
28	Depreciation/Payments		—	(13,945,137.33)
29	Gross Credit Losses		(2)	(34,449.39)
30	Scheduled & Early Terminations		(3)	(30,794.53)
31	Payoff Units & Lease Reversals		(229)	(4,408,998.10)
32	Repurchased Leases		0	0.00

33	Securitization Value –End of Period		40,217	791,511,421.48

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05/31/2011	PAGE 2

C.	SERVICING FEE
34	Servicing Fee Due				1,169,900.05
35	Unpaid Servicing Fees - Prior Collection Periods				0.00
36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				1,169,900.05

D.	RESERVE ACCOUNT
	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)				8,099,308.01
38	Beginning Reserve Account Balance				8,099,308.01
39	Ending Reserve Account Balance				8,099,308.01

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	40,066	99.69%	788,715,311.60
41	31 - 60 Days Delinquent	109	0.27%	1,980,508.66
42	61 - 90 Days Delinquent	17	0.04%	347,222.56
43	91+ Days Delinquent	0	0.00%	—

44	Total	40,192	100.00%	791,043,042.82

45	Current Period Net Residual Losses/(Gains)				(9,724.03)

46	Current Period Net Credit Losses/(Gains)				270.83

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05/31/2011	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT
	COLLECTED AMOUNTS
47	Collected Amounts	25,396,423.04

48	Investment Earnings on Collection Account	1,653.69

49	Total Collected Amounts, prior to Servicer Advances	25,398,076.73

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	25,398,076.73

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT
52	Servicing Fee	1,169,900.05
53	Interest on the Exchange Note - to the Trust Collection Account	1,700,854.68
54	Principal on the Exchange Note - to the Trust Collection Account	16,577,441.67
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,169,177.20
56	Remaining Funds Payable to Trust Collection Account	4,780,703.13

57	Total Distributions	25,398,076.73

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS
58	Available Funds	24,228,176.68

59	Investment Earnings on Reserve Account	722.85
60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	24,228,899.53

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT
62	Administration Fee	58,495.00
63	Class A Noteholders’s Interest Distributable Amount	842,569.10
64	Noteholders’ First Priority Principal Distributable Amount	—
65	Class B Noteholders’s Interest Distributable Amount	75,576.67
66	Noteholders’ Second Priority Principal Distributable Amount	—
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	—
68	Noteholders’ Regular Principal Distributable Amount	23,252,258.76
69	Remaining Funds Payable to Certificateholder	—

70	Total Distributions	24,228,899.53